Fair value measurements - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Level 3
Fair Value Measurements [Line Items]
Finance receivables, fair value	¥ 58,611	¥ 45,492
Level 3 | Financing receivable
Fair Value Measurements [Line Items]
Fair value, assets measured on nonrecurring basis, gain (loss)	¥ 3,305	¥ 4,190
Japanese bonds | Available-for-sale Securities | Public and Corporate Bonds
Fair Value Measurements [Line Items]
Percentage of Assets	17.00%	16.00%
U.S., European and other bonds | Available-for-sale Securities | Public and Corporate Bonds
Fair Value Measurements [Line Items]
Percentage of Assets	83.00%	84.00%
Japan | Available-for-sale Securities | Common stocks
Fair Value Measurements [Line Items]
Percentage of Assets	91.00%	93.00%
Maximum
Fair Value Measurements [Line Items]
Cash equivalents maturity period	3 months
Maximum | Level 2 | Cash Equivalents
Fair Value Measurements [Line Items]
Negotiable certificate of deposit original maturities	3 months
Minimum | Level 2 | Time Deposit
Fair Value Measurements [Line Items]
Negotiable certificate of deposit original maturities	3 months